Cover	May 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2024
Entity File Number	000-54817
Entity Registrant Name	DIGITAL LOCATIONS, INC.
Entity Central Index Key	0001407878
Entity Tax Identification Number	20-5451302
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3700 State Street
Entity Address, Address Line Two	Suite 350
Entity Address, Address Line Three	Santa
Entity Address, City or Town	Santa Barbara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93105
City Area Code	(805)
Local Phone Number	456-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false